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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31, 1999.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------


If amended report check here: [ ]
PAR Capital Management Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Center, Suite 1600          Boston             MA         02111
--------------------------------------------------------------------------------
Business Address       (Street)           (City)           (State)      (Zip)

Frederick S. Downs Jr., Vice President              (617) 526-8990
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

---------------------------------- ATTENTION -----------------------------------
           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
     FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 11th day of February, 1999.

                                             PAR Capital Management Inc.
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager

                                                     [Illegible]
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                     13F File No.:  Name:                     13F File No.:
---------------------------------------  ---------------------------------------
1.                                       6.
---------------------------------------  ---------------------------------------
2.                                       7.
---------------------------------------  ---------------------------------------
3.                                       8.
---------------------------------------  ---------------------------------------
4.                                       9.
---------------------------------------  ---------------------------------------
5.                                       10.
---------------------------------------  ---------------------------------------

                                                                 SEC 1685 (5/91)

                                    FORM 13F

----------------------------------------------------------------------------------------------------------------------------------
                     ITEM 1:                              ITEM 2:             ITEM 3:                 ITEM 4:             ITEM 5:
                                                                                                                         SHARES OF
                 NAME OF ISSUER                       TITLE OF CLASS          CUSIP                 FAIR MARKET          PRINCIPAL
                                                                              NUMBER                   VALUE              AMOUNT

----------------------------------------------------------------------------------------------------------------------------------
7th Level Inc.                                            Common             817916109                $192,968.75          32,500
ACME Electric Corp.                                       Common             004644100                 $68,000.00          17,000
Alaska Air Group Inc.                                     Common             011659109             $10,687,500.00         225,000
AMC Entertainment Inc.                                    Common             001669100              $7,303,125.00         475,000
Amtran Inc.                                               Common             03234G106              $8,367,600.00         440,400
Beringer Wine Estates Holdings                            Common             084102102                $331,012.50           9,100
Bolle Inc.                                                Common             097937106                $560,625.00         195,000
Boyd Gaming Corp.                                         Common             103304101                $177,225.00          41,700
Broadway & Seymour Inc.                                   Common             111433108              $4,881,200.00       1,220,300
Carmike Cinemas Inc Cl A                              Class A Common         143436103                $812,812.50          45,000
Casino Data Systems                                       Common             147583108                $367,500.00         120,000
Catalina Marketing Corp.                                  Common             148867104             $12,881,250.00         150,000
CCAir Inc.                                                Common             124868100              $2,821,837.50         836,100
Condor Technology Solutions                               Common             206772105              $7,474,600.00         786,800
Cree Research Inc.                                        Common             225447101              $3,567,250.00          76,000
Crossman Communities Inc.                                 Common             22764E109              $2,173,187.50         109,000
Dover Downs Entertainment                                 Common             260086103              $8,027,450.00         517,900
Echostar Communications                               Class A Common         278762109              $5,713,750.00          70,000
Employee Solutions Inc.                                   Common             292166105                 $70,000.00          70,000
Galileo International Inc.                                Common             363547100             $24,187,500.00         500,000
Golden State Vintners Inc.                            Class B Common         38121K208              $2,477,031.25         207,500
Granite Broadcasting Corporation                          Common             387241102                $298,125.00          45,000
GTECH Holdings Corporation                                Common             400518106              $9,750,000.00         400,000
Harrah's Entertainment Inc.                               Common             413619107              $8,572,406.25         449,700
Healthcare Recoveries Inc.                                Common             42220K101                $146,250.00          30,000




                                                  Name of Reporting manager: PAR CAPITAL MANAGEMENT INC.
                                       ------------------------------------------------------------------------------
                                                               ITEM 6:                              ITEM 7:
                                                        INVESTMENT DISCRETION
                                          ---------------------------------------------------
                                            (a) SOLE       (b) SHARED-        (c) SHARED-         MANAGERS
                                                            AS DEFINED            OTHER          SEE INSTR. V
                                                            IN INSTR. V
                                       ------------------------------------------------------------------------------
7th Level Inc.                                 X
ACME Electric Corp.                            X
Alaska Air Group Inc.                          X
AMC Entertainment Inc.                         X
Amtran Inc.                                    X
Beringer Wine Estates Holdings                 X
Bolle Inc.                                     X
Boyd Gaming Corp.                              X
Broadway & Seymour Inc.                        X
Carmike Cinemas Inc Cl A                       X
Casino Data Systems                            X
Catalina Marketing Corp.                       X
CCAir Inc.                                     X
Condor Technology Solutions                    X
Cree Research Inc.                             X
Crossman Communities Inc.                      X
Dover Downs Entertainment                      X
Echostar Communications                        X
Employee Solutions Inc.                        X
Galileo International Inc.                     X
Golden State Vintners Inc.                     X
Granite Broadcasting Corporation               X
GTECH Holdings Corporation                     X
Harrah's Entertainment Inc.                    X
Healthcare Recoveries Inc.                     X



                                       --------------------------------------------------
                                                         (SEC USE ONLY)

                                       --------------------------------------------------
                                                            ITEM 8
                                                    VOTING AUTHORITY (SHARES)
                                       --------------------------------------------------
                                         (a) SOLE          (b) SHARED         (c) NONE


                                       --------------------------------------------------
7th Level Inc.                               32,500
ACME Electric Corp.                          17,000
Alaska Air Group Inc.                       225,000
AMC Entertainment Inc.                      475,000
Amtran Inc.                                 440,400
Beringer Wine Estates Holdings                9,100
Bolle Inc.                                  195,000
Boyd Gaming Corp.                            41,700
Broadway & Seymour Inc.                   1,220,300
Carmike Cinemas Inc Cl A                     45,000
Casino Data Systems                         120,000
Catalina Marketing Corp.                    150,000
CCAir Inc.                                  836,100
Condor Technology Solutions                 786,800
Cree Research Inc.                           76,000
Crossman Communities Inc.                   109,000
Dover Downs Entertainment                   517,900
Echostar Communications                      70,000
Employee Solutions Inc.                      70,000
Galileo International Inc.                  500,000
Golden State Vintners Inc.                  207,500
Granite Broadcasting Corporation             45,000
GTECH Holdings Corporation                  400,000
Harrah's Entertainment Inc.                 449,700
Healthcare Recoveries Inc.                   30,000

                                    FORM 13F

---------------------------------------------------------------------------------------------------------------------------------
                     ITEM 1:                              ITEM 2:             ITEM 3:            ITEM 4:             ITEM 5:
                                                                                                                    SHARES OF

                 Name of Issuer                       Title of Class           CUSIP           Fair Market          Principal
                                                                              Number              Value              Amount

---------------------------------------------------------------------------------------------------------------------------------
Hearst-Argyle Television                                  Common             422317107          $7,880,000.00         320,000
Hollywood Entertainment Corporation                       Common             436141105         $12,944,375.00         695,000
Iatros Health Network                                     Common             450729108             $21,045.00          91,500
Imagyn Medical Technologies Inc.                          Common             45244E100             $44,062.31          78,333
Insituform Technologies Inc.                          Class A Common         457667103          $7,210,000.00         412,000
JB Oxford Holdings Inc                                    Common             466107109             $21,750.00           3,000
Lakes Gaming                                              Common             51206P109          $2,476,718.75         302,500
Lernout & Hauspie Speech Products                         Common             B5628B104          $1,245,000.00          41,500
Lodgenet Entertainment Corp.                              Common             540211109          $3,281,250.00         500,000
Maxicare Health Plans, Inc.                               Common             577904204            $230,625.00          45,000
Mid Atlantic Medical Services,  Inc.                      Common             59523C107         $14,370,256.25       1,428,100
Midway Airlines Corp                                      Common             598126100          $1,468,750.00         125,000
Midway Games Inc.                                         Common             598148104            $249,722.19          28,745
Mirage Resorts                                            Common             60462E104          $2,082,500.00          98,000
Morton Industrial Group Inc.                              Common             619328107          $1,120,025.00         126,200
Motivepower Industries Inc.                               Common             61980K101          $1,886,887.50          75,100
Orthodontic Centers of America Inc.                       Common             68750P103          $2,362,500.00         150,000
Pegasus Communications Corp.                          Class A Common         705904100         $22,190,000.00         792,500
Penn National Gaming Inc.                                 Common             707569109          $2,379,562.50         343,000
Physician Reliance Network                                Common             71940G108            $135,150.00          15,900
Physician Computer Network                                Common             71940K109            $125,500.00         251,000
Pixar                                                     Common             725811103          $8,877,093.75         225,450
Players International Inc.                                Common             727903106         $10,618,125.00       1,698,900
Powerhouse Technologies Inc.                              Common             739323103          $8,593,750.00         500,000
Rainforest Cafe Inc.                                      Common             75086K104          $5,081,562.50       1,010,000




                                                               Name of Reporting manager: PAR CAPITAL MANAGEMENT INC.
                                                      --------------------------------------------------------------------------
                     ITEM 1:                                                 ITEM 6:                             ITEM 7:
                                                                      INVESTMENT DISCRETION
                                                      ----------------------------------------------------
                 Name of Issuer                        (a) Sole           (b) Shared-       (c) Shared-         Managers
                                                                          As Defined           Other          See Instr. V
                                                                          in Instr. V
-------------------------------------------------------------------------------------------------------------------------------
Hearst-Argyle Television                                   X
Hollywood Entertainment Corporation                        X
Iatros Health Network                                      X
Imagyn Medical Technologies Inc.                           X
Insituform Technologies Inc.                               X
JB Oxford Holdings Inc                                     X
Lakes Gaming                                               X
Lernout & Hauspie Speech Products                          X
Lodgenet Entertainment Corp.                               X
Maxicare Health Plans, Inc.                                X
Mid Atlantic Medical Services,  Inc.                       X
Midway Airlines Corp                                       X
Midway Games Inc.                                          X
Mirage Resorts                                             X
Morton Industrial Group Inc.                               X
Motivepower Industries Inc.                                X
Orthodontic Centers of America Inc.                        X
Pegasus Communications Corp.                               X
Penn National Gaming Inc.                                  X
Physician Reliance Network                                 X
Physician Computer Network                                 X
Pixar                                                      X
Players International Inc.                                 X
Powerhouse Technologies Inc.                               X
Rainforest Cafe Inc.                                       X






                                                      ------------------------------------------------------
                                                                          (SEC USE ONLY)

------------------------------------------------------------------------------------------------------------
                     ITEM 1:                                                 ITEM 8
                                                                    VOTING AUTHORITY (SHARES)
                                                      ------------------------------------------------------
                 Name of Issuer                           (a) Sole         (b) Shared         (c) None


------------------------------------------------------------------------------------------------------------
Hearst-Argyle Television                                     320,000
Hollywood Entertainment Corporation                          695,000
Iatros Health Network                                         91,500
Imagyn Medical Technologies Inc.                              78,333
Insituform Technologies Inc.                                 412,000
JB Oxford Holdings Inc                                         3,000
Lakes Gaming                                                 302,500
Lernout & Hauspie Speech Products                             41,500
Lodgenet Entertainment Corp.                                 500,000
Maxicare Health Plans, Inc.                                   45,000
Mid Atlantic Medical Services,  Inc.                       1,428,100
Midway Airlines Corp                                         125,000
Midway Games Inc.                                             28,745
Mirage Resorts                                                98,000
Morton Industrial Group Inc.                                 126,200
Motivepower Industries Inc.                                   75,100
Orthodontic Centers of America Inc.                          150,000
Pegasus Communications Corp.                                 792,500
Penn National Gaming Inc.                                    343,000
Physician Reliance Network                                    15,900
Physician Computer Network                                   251,000
Pixar                                                        225,450
Players International Inc.                                 1,698,900
Powerhouse Technologies Inc.                                 500,000
Rainforest Cafe Inc.                                       1,010,000

Page 3 of 3

                                    FORM 13F



-----------------------------------------------------------------------------------------------------------------------------------
                     ITEM 1:                              ITEM 2:             ITEM 3:            ITEM 4:             ITEM 5:
                                                                                                                    SHARES OF

                 Name of Issuer                       Title of Class           CUSIP           Fair Market          Principal
                                                                              Number              Value              Amount

-----------------------------------------------------------------------------------------------------------------------------------
Sabre Group Holdings, Inc.                                Common             785905100          $21,780,000.00         480,000
Schick Technologies                                       Common             806683108              $15,675.00           3,800
Scientific Games Holdings Corp.                           Common             808747109          $11,088,425.00         624,700
SMTEK International Inc.                                  Common             832688105             $312,500.00       1,000,000
Sodak Gaming, Inc.                                        Common             833777105           $7,551,737.50         850,900
Station Casinos Inc.                                      Common             857689103          $17,212,500.00       1,350,000
Station Casinos Inc.                                 Convertible Pref.       857689202          $14,089,250.00         290,500
Stride Rite Corporation                                   Common             863314100           $2,049,425.00         167,300
TCI Satellite Entertainment Inc                       Class A Common         872298104              $71,466.00         108,900
Tandy Corp                                                Common             875382103          $14,045,131.25         220,100
Top Source Technologies, Inc.                             Common             890530108             $510,750.00         340,500
Travel Service International Inc                          Common             894169101           $7,665,000.00         730,000
United States Satellite Broadcasting                  Class A Common         912534104          $41,956,250.00       2,450,000
Universal Health Services Inc.                            Common             913903100           $8,779,750.00         203,000
Univision Communications                              Class A Common         914906102           $8,250,000.00         165,000
Wang Labs Inc.                                            Common             93369N109          $14,228,517.50         725,020
                                                                                               ---------------
                              Total Long Equities                                              $408,412,794.25





                                    FORM 13F

                                                             Name of Reporting manager: PAR CAPITAL

-------------------------------------------------------------------------------------------------------------------------------
                     ITEM 1:                                              ITEM 6:                             ITEM 7:
                                                                   INVESTMENT DISCRETION
                                                      -------------------------------------------------
                 Name of Issuer                        (a) Sole         (b) Shared-       (c) Shared-         Managers
                                                                        As Defined           Other          See Instr. V
                                                                        in Instr. V
-------------------------------------------------------------------------------------------------------------------------------
Sabre Group Holdings, Inc.                               X
Schick Technologies                                      X
Scientific Games Holdings Corp.                          X
SMTEK International Inc.                                 X
Sodak Gaming, Inc.                                       X
Station Casinos Inc.                                     X
Station Casinos Inc.                                     X
Stride Rite Corporation                                  X
TCI Satellite Entertainment Inc                          X
Tandy Corp                                               X
Top Source Technologies, Inc.                            X
Travel Service International Inc                         X
United States Satellite Broadcasting                     X
Universal Health Services Inc.                           X
Univision Communications                                 X
Wang Labs Inc.                                           X









                                    FORM 13F
                                                     ---------------------------------------------------
                                                                       (SEC USE ONLY)

--------------------------------------------------------------------------------------------------------
                     ITEM 1:                                             ITEM 8
                                                                VOTING AUTHORITY (SHARES)
                                                     ---------------------------------------------------
                 Name of Issuer                       (a) Sole         (b) Shared         (c) None


--------------------------------------------------------------------------------------------------------
Sabre Group Holdings, Inc.                                480,000
Schick Technologies                                         3,800
Scientific Games Holdings Corp.                           624,700
SMTEK International Inc.                                1,000,000
Sodak Gaming, Inc.                                        850,900
Station Casinos Inc.                                    1,350,000
Station Casinos Inc.                                      290,500
Stride Rite Corporation                                   167,300
TCI Satellite Entertainment Inc                           108,900
Tandy Corp                                                220,100
Top Source Technologies, Inc.                             340,500
Travel Service International Inc                          730,000
United States Satellite Broadcasting                    2,450,000
Universal Health Services Inc.                            203,000
Univision Communications                                  165,000
Wang Labs Inc.                                            725,020
      Total Long Equities                         $408,412,794.25